SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION

As our chief operating decision maker does not evaluate the performance of our operating segments based on segment assets, management does not classify asset information on a segmented basis. Despite the absence of discrete financial information, we do measure our revenue based on other forms of categorization such as by the geographic distribution in which our products are sold.

REVENUE AND GROSS MARGIN BY SEGMENT

	Year ended December 31, 2018
	OEM Solutions	Enterprise Solutions	IoT Services	Total
Revenue	$583,214	$119,927	$90,461	$793,602
Cost of sales	417,645	58,796	52,590	529,031
Gross margin	$165,569	$61,131	$37,871	$264,571
Gross margin %	28.4%	51.0%	41.9%	33.3%
Expenses				282,846
Loss from operations				$(18,275)
Total assets				$683,916

	Year ended December 31, 2017
	OEM Solutions	Enterprise Solutions	IoT Services	Total
Revenue	$554,537	$101,535	$34,655	$690,727
Cost of sales	384,230	53,014	19,244	456,488
Gross margin	$170,307	$48,521	$15,411	$234,239
Gross margin %	30.7%	47.8%	44.5%	33.9%
Expenses				234,139
Earnings from operations				$100
Total assets				$694,644

	Year ended December 31, 2016
	OEM Solutions	Enterprise Solutions	IoT Services	Total
Revenue	$515,925	$71,486	$27,604	$615,015
Cost of sales	349,781	31,537	16,406	$397,724
Gross margin	$166,144	$39,949	$11,198	$217,291
Gross margin %	32.2%	55.9%	40.6%	35.3%
Expenses				195,621
Earnings from operations				$21,670
Total assets				$581,457

REVENUE BY GEOGRAPHICAL REGION

	2018	2017	2016
Americas	$314,169	$227,905	$213,633
Europe, Middle East and Africa	167,812	168,400	141,932
Asia-Pacific	311,621	294,422	259,450
	$793,602	$690,727	$615,015

PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2018	2017
Americas	$26,045	$26,608
Europe, Middle East and Africa	9,027	11,136
Asia-Pacific	4,770	5,233
	$39,842	$42,977